Investments Accounted for Using the Equity Method - Summary of Financial Information of Significant Equity Accounted Investments (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2016
Disclosure of significant investments in associates and joint ventures [line items]
Cash and cash equivalents	$ 12,428	$ 17,236	$ 15,246
Investment	1,620	1,420	1,742
Net finance costs	(1,531)	(969)	(1,223)
Depreciation and amortisation	5,061	5,683	5,084
Interest income	529	81	67
Interest expense	2,060	1,050	1,290
Income tax (expense)/benefit	(7,077)	(10,737)	(10,616)
Samarco Mineracao S.A. [member]
Disclosure of significant investments in associates and joint ventures [line items]
Cash and cash equivalents	138	106
Current financial liabilities (excluding trade and other payables and provisions)	7,154	6,837
Investment				$ 0
Share of loss				(655)
Impairment				(525)
Additional share of loss	(6,034)
Loss from funding provided to Samarco	(4,795)
Net finance costs	(1,239)
Depreciation and amortisation	144	205	154
Interest income	42	19	1
Interest expense	1,384	628	492
Income tax (expense)/benefit	(213)	(7)	$ (303)
Samarco Mineracao S.A. [member] | Working Capital Funding [Member]
Disclosure of significant investments in associates and joint ventures [line items]
Additional cumulative impairment losses				$ (516)
Individually immaterial, associates [member]
Disclosure of significant investments in associates and joint ventures [line items]
Unrecognised share of profits (losses)	76	16
Cumulative losses	141	217
Investment	$ 190	$ 114